Investments - Allowance for Expected Credit Losses (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ 0.6	$ 5.9
Expected credit losses on securities where credit losses were not previously recognized	2.2	0.5
Additions/(reductions) for expected credit losses on securities where credit losses were previously recognized	0.1	(4.4)
Securities sold/redeemed/matured	(0.1)	(0.1)
Balance at end of period	$ 2.8	$ 1.9